PLANT AND EQUIPMENT, NET	6 Months Ended
Jun. 30, 2026
PLANT AND EQUIPMENT, NET
PLANT AND EQUIPMENT, NET

5. PLANT AND EQUIPMENT, NET

Plant and equipment, net consist of the following:

	June 30,	December 31,
	2026	2025
	(Unaudited)
Leasehold improvement	$293,565	$299,175
Machinery and equipment	29,307	29,867
Office equipment	21,109	21,513
Subtotal	343,981	350,555
Less: accumulated depreciation	(184,055)	(101,661)
Total	$159,926	$248,894

Depreciation expenses included in general and administration expenses for the six months ended June 30, 2026 and 2025 were $84,838 and $5,937, respectively. There were no impairments recognized during the six months ended June 30, 2026 and 2025.